Investments in Associates and Joint Ventures - Financial Information of Significant Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Current assets	₩ 7,219,196	₩ 6,352,665
Non-current assets	24,089,066	24,558,612
Current liabilities	8,046,541	6,960,435
Non-current liabilities	11,106,525	11,615,704
Revenue	17,361,232	16,864,348	₩ 16,183,498
Profit for the year	947,831	2,418,989	1,500,538
Other comprehensive income (loss)	(306,226)	1,362,192	461,822
Total comprehensive income	641,605	3,781,181	1,962,360
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Current assets			16,570,953
Non-current assets			54,602,900
Current liabilities			9,072,360
Non-current liabilities			10,192,396
Revenue			31,900,418
Profit for the year			4,758,914
Other comprehensive income (loss)			(107,378)
Total comprehensive income			4,651,536
HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Current assets		9,130,044	7,910,517
Non-current assets		465,333	298,438
Current liabilities		1,281,783	897,594
Non-current liabilities		6,284,587	5,531,968
Revenue		1,270,568	1,231,815
Profit for the year		250,484	154,521
Other comprehensive income (loss)		909	(4,283)
Total comprehensive income		251,393	150,238
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets	98,132	117,172	107,652
Non-current assets	414,804	419,632	402,812
Revenue	19,916	58,741	52,330
Profit for the year	7,505	50,107	36,615
Other comprehensive income (loss)	(11,779)	(6,847)	9,647
Total comprehensive income	(4,274)	43,260	46,262
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	1,223,426	1,124,219	380,413
Non-current assets	2,050,001	1,849,102	1,706,634
Current liabilities	76,654	53,199	51,025
Non-current liabilities	276,525	316,470	308,606
Revenue	62,334	80,241	107,791
Profit for the year	(11,681)	933,475	20,369
Other comprehensive income (loss)	58,034	326,661	42,921
Total comprehensive income	46,353	1,260,136	63,290
SK South East Asia Investment Pte Ltd [member]
Disclosure of associates [Line Items]
Current assets	146,589	133,110	797,045
Non-current assets	3,034,335	2,853,184	1,672,412
Current liabilities	488,132	412,962	67
Revenue	72,658	9,945
Profit for the year	(17,504)	(188,678)	(158,680)
Other comprehensive income (loss)	(34,220)	304,700	(390,851)
Total comprehensive income	₩ (51,724)	₩ 116,022	₩ (549,531)